PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 10, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Depreciation		$ 333,996	$ 125,000	$ 633,930	$ 316,957	$ 424,363	$ 325,382
Century Waste Management [Member]
Asset Acquisition [Line Items]
Asset Acquisition, Consideration Transferred	$ 1,805,000